Net finance costs	6 Months Ended
Dec. 31, 2024
Net finance costs
Net finance costs

10Net finance costs

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Interest payable on bank loans and overdrafts	(296)	(65)	(834)	(313)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(10,420)	(10,407)	(18,355)	(18,798)
Interest payable on lease liabilities (Note 15)	(109)	(72)	(279)	(348)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving facilities	(505)	(570)	(990)	(753)
Foreign exchange losses on retranslation of unhedged US dollar borrowings (1)	(15,936)	—	—	(421)
Unwinding of discount relating to registrations	(4,132)	(4,471)	(8,777)	(7,951)
Interest on provisions	(106)	(62)	(214)	(149)
Hedge ineffectiveness on cash flow hedges	(10,976)	—	(291)	—
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	—	(946)	(1,731)	(9,109)
Total finance costs	(42,480)	(16,593)	(31,471)	(37,842)
Interest receivable on short-term bank deposits	696	223	1,756	572
Foreign exchange gains on retranslation of unhedged US dollar borrowings (2)	—	13,332	748	—
Hedge ineffectiveness on cash flow hedges	—	2,763	—	2,376
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives	4,221	—	—	—
Total finance income (3)	4,917	16,318	2,504	2,948
Net finance costs	(37,563)	(275)	(28,967)	(34,894)
(1)Unrealized foreign exchange losses on unhedged USD borrowings due to an unfavourable swing in foreign exchange rates.
(2)Unrealized foreign exchange gains on unhedged USD borrowings due to a favourable swing in foreign exchange rates.
(3)Each element of finance income is split based on its position in both the three months ended 31 December and the six months ended 31 December. In both the current year and the prior year, exchange rate fluctuations have resulted in income for the three months ended 31 December that is greater than the total net position across the six months ended 31 December.